Stock Option Plans - Stock Option Activity and Related Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012 Stock Options	Jun. 30, 2011 Stock Options
Number of Options (Shares)
Outstanding at beginning of period	1,843,664	1,540,570	1,254,910
Granted		371,000	487,000
Exercised	(6,666)	(6,666)
Forfeitures or Expirations		(61,240)	(201,340)
Outstanding at end of period	1,836,998	1,843,664	1,540,570
Vested and expected to vest at end of period	1,836,998	1,843,664
Exercisable at end of period	883,408	783,781
Weighted-Average Exercise Price
Outstanding at beginning of period	$ 4.96	$ 5.47	$ 6.65
Granted		$ 3.10	$ 1.63
Exercised	$ 1.22	$ 1.22
Forfeitures or Expirations		$ 7.15	$ 3.53
Outstanding at end of period	$ 4.97	$ 4.96	$ 5.47
Vested and expected to vest at end of period	$ 4.97	$ 4.96
Exercisable at end of period	$ 7.18
Exercisable at end of period		$ 7.26
Weighted-Average Remaining Contractual Term (Years)
Outstanding at end of period	6 years 8 months 12 days	7 years 2 months 12 days
Vested and expected to vest at end of Period	6 years 8 months 12 days	7 years 2 months 12 days
Exercisable at end of period	5 years 1 month 6 days	5 years 6 months